Financial Statements Schedule I - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Research and development	$ 142,221	$ 120,278	$ 39,342
Loss from operations	(203,196)	(141,768)	(51,391)
Interest income	8,232	3,261	527
Changes in fair value of warrants			200
Loss before income tax and share of loss from equity method investment	(194,319)	(138,488)	(50,134)
Equity in loss of subsidiaries	(752)	(587)	(250)
Income tax expense	0
Net loss attributable to ordinary shareholders	(195,071)	(139,075)	(50,384)
Net loss	(195,071)	(139,075)	(50,384)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	1,958	2,212	1,148
Comprehensive loss	(193,113)	(136,863)	(49,236)
Parent Company
Operating Expenses:
Research and development	101	234
General and administrative	(4,864)	(4,251)	(4,114)
Loss from operations	(4,965)	(4,485)	(4,114)
Interest income	7,987	3,042	50
Changes in fair value of warrants			200
Other income, net	311	312	78
Loss before income tax and share of loss from equity method investment	3,333	(1,131)	(3,786)
Equity in loss of subsidiaries	(198,404)	(137,944)	(46,598)
Net loss attributable to ordinary shareholders	(195,071)	(139,075)	(50,384)
Net loss	(195,071)	(139,075)	(50,384)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	1,958	2,212	1,148
Comprehensive loss	$ (193,113)	$ (136,863)	$ (49,236)